Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14) Regulatory Capital Requirements

The Bank is subject to two overlapping sets of regulatory capital requirements, which require the Bank to maintain minimum levels of regulatory capital. Under the tangible, core/leverage and risk-based requirements in effect at December 31, 2013 and 2012, Trustco Bank was required to maintain a minimum tangible capital of 1.50% of adjusted total assets, a minimum leverage ratio of core capital to adjusted total assets of 4.00% and a minimum ratio of total capital to risk weighted assets of 8.00%.

Federal banking regulations also establish a “prompt corrective action” capital framework for the classification of banks into five categories: well capitalized, adequately capitalized, under capitalized, significantly under capitalized, and critically under capitalized. Generally, an institution is considered well capitalized if it has a leverage capital ratio of at least 5.00% (based on total adjusted quarterly assets), a Tier 1 risk-based capital ratio of at least 6.00%, and a total risk-based capital ratio of at least 10.00%. An institution is adequately capitalized if it has a leverage ratio of at least 4.00% (3.00% for the most highly rated institutions); a Tier 1 risk-based capital ratio of 4.00% or greater and a total risk-based capital ratio of 8.00% or greater. An institution is “undercapitalized” if it does not achieve the ratios to be considered to be adequately captitalized.

The foregoing capital ratios are based on specific quantitative measures of assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulator about capital components, risk weighting and other factors.

As of December 31, 2013 and 2012, Trustco Bank met all capital adequacy requirements to which it was subject. Further, the most recent regulator notification categorized the Bank as a well-capitalized institution. There have been no conditions or events since that notification that management believes have changed the Bank’s capital classification.

Under its prompt corrective action regulations, the OCC is required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution. Such actions could have a direct material effect on an institution’s financial statements. As stated above, the Bank has been classified as well capitalized for regulatory purposes, and therefore, these regulations do not apply. The following is a summary of actual capital amounts and ratios as of December 31, 2013 and 2012, for Trustco Bank:

(dollars in thousands)	As of December 31, 2013		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$365,954	8.07%	5.00%	4.00%
Tier 1 risk-based capital	365,954	16.34	6.00	4.00
Total risk-based capital	394,200	17.60	10.00	8.00

(dollars in thousands)	As of December 31, 2012		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$349,580	8.05%	5.00%	4.00%
Tier 1 risk-based capital	349,580	16.35	6.00	4.00
Total risk-based capital	376,565	17.62	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

TrustCo is not currently subject to formal capital requirements; however, under the Dodd-Frank Act, it will become subject to Federal Reserve regulations requiring minimum capital requirements in July 2015. The following is a summary of actual capital amounts and ratios as of December 31, 2013 and 2012 for TrustCo on a consolidated basis, with the calculations done on the same basis as for Trustco Bank.

(dollars in thousands)	As of December 31, 2013
	Amount	Ratio

Leverage capital	$375,063	8.27%
Tier 1 risk-based capital	375,063	16.74
Total risk-based capital	403,317	18.00

	As of December 31, 2012
	Amount	Ratio

Leverage capital	$356,687	8.21%
Tier 1 risk-based capital	356,687	16.68
Total risk-based capital	383,678	17.94

In July 2013, the federal bank regulatory agencies issued a final rule that will revise their risk-based capital requirements and the method for calculating risk-weighted assets to make them consistent with agreements that were reached by the Basel Committee on Banking Supervision and certain provisions of the Dodd-Frank Act. The final rule applies to all depository institutions, top-tier bank holding companies with total consolidated assets of $500 million or more and top-tier savings and loan holding companies. Among other matters, the rule establishes a new common equity Tier 1 minimum capital requirement of 4.50% of risk-weighted assets, increases the minimum Tier 1 capital to risk-based assets requirement from 4.00% to 6.00% of risk-weighted assets, changes the risk-weightings of certain assets, creates an additional capital conservation buffer over the required capital ratios and changes what qualifies as capital for purposes of meeting the various capital requirements. The implementation of the new rule will begin for TrustCo on January 1, 2015.